UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (617) 954-5000

Date of fiscal year end:     November 30

Date of reporting period:     May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Intermediate High Income Fund

5/31/08

CIH-SEM

MFS® Intermediate High Income Fund

New York Stock Exchange Symbol:  CIF

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top five industries (i)
Medical & Health Technology & Services	11.2%
Gaming & Lodging	10.5%
Utilities – Electric Power	9.7%
Broadcasting	8.2%
Asset Backed & Securitized	7.1%

Portfolio structure reflecting equivalent exposure of derivative securities (i)

Credit quality of bonds (r)
AAA	3.3%
AA	2.0%
A	0.7%
BBB	2.3%
BB	17.0%
B	51.1%
CCC	20.2%
CC (o)	0.0%
D	0.1%
Not Rated	3.3%

Portfolio facts
Average Duration (d)(i)	6.4
Average Life (i)(m)	10.1 yrs.
Average Maturity (i)(m)	11.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(o)	Less than 0.1%

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/08.

From time to time “Cash & Other Net Assets” may be negative due to borrowings from leveraged transactions, timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio manager of the fund since June 2007.
David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio manager of the fund since June 2007.

PERFORMANCE SUMMARY THROUGH 5/31/08

The following chart represents the fund’s historical performance in comparison to its benchmark(s). Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the sale of fund shares.

Price Summary
Six Months Ended 5/31/08		Date		Price
	Net Asset Value	5/31/08		$3.35
		11/30/07		$3.47
	New York Stock Exchange Price	5/31/08		$3.14
		2/05/08	(high) (t)	$3.26
		3/17/08	(low) (t)	$2.77
		11/30/07		$2.97

Total Returns vs Benchmarks

Six Months Ended 5/31/08

New York Stock Exchange Price (r)	11.76%

Net Asset Value (r)	2.05%

Lehman Brothers U.S. High-Yield Corporate Bond Index (f)	1.83%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period December 1, 2007 through May 31, 2008.

Benchmark Definition

Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than

Performance Summary – continued

the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. MFS may invest the fund’s assets in other types of debt instruments and equity securities. MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

The fund’s dollar-weighted average life will normally be between three and ten years. In determining an instrument’s life for purposes of calculating the fund’s average life, an estimate of the average time for its principal to be paid is used. This can be substantially shorter than its stated maturity.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics, and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT PLAN

The fund generally distributes net investment income monthly and capital gains annually. Under the fund’s Dividend Reinvestment Plan (the “Plan”) all distributions will be reinvested automatically in additional shares of the fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder’s proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the fund. No brokerage charges are incurred on shares issued directly by the fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan Agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Contact the Plan Agent for additional information regarding the Plan. All communication concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43078, Providence, RI 02940-3078, by phone at 1-800-637-2304 or by going to the Plan Agent’s website at www.computershare.com.

The following changes in the Plan will take effect on November 1, 2008:

•	You can buy shares of the fund through the Plan Agent on a quarterly basis. Investments may be made in any amount of $100 or more. Contact the Plan Agent for further information.
•	Purchases for reinvested dividends are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the

Dividend Reinvestment Plan – continued

shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater.
•	If you withdraw from the Plan, you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.
•	The Plan may be amended or terminated on 30 days’ written notice to Plan participants.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 129.5%
Issuer	Shares/Par	Value ($)

Aerospace - 2.9%
Bombardier, Inc., 6.3%, 2014 (n)	$640,000	$627,200
DRS Technologies, Inc., 6.875%, 2013	355,000	362,988
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	500,000	512,500
TransDigm Group, Inc., 7.75%, 2014	150,000	153,375
Vought Aircraft Industries, Inc., 8%, 2011	430,000	416,025

		$2,072,088
Airlines - 0.4%
Continental Airlines, Inc., 7.339%, 2014	$375,000	$311,250

Apparel Manufacturers - 0.5%
Broder Brothers Co., 11.25%, 2010	$260,000	$170,950
Hanesbrands, Inc., FRN, 8.203%, 2014	220,000	204,600

		$375,550
Asset Backed & Securitized - 7.1%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	$175,928	$161,706
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	600,000	550,835
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2017	176,159	163,524
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	275,000	190,788
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	197,320	179,827
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	415,000	381,987
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	210,000	192,195
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	354,818	321,351
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.746%, 2049	1,169,622	841,493
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.746%, 2049	404,598	300,427
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.746%, 2049	250,617	192,405
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	155,000	117,264
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	155,000	115,762
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	450,000	407,674
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	125,000	115,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, FRN, 5.691%, 2047	$250,000	$184,498
Wachovia Bank Commercial Mortgage Trust, FRN, 5.751%, 2047	175,000	125,851
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	450,000	419,686

		$4,962,866
Automotive - 5.2%
Allison Transmission, Inc., 11%, 2015 (n)	$790,000	$744,575
Ford Motor Credit Co. LLC, 9.75%, 2010	866,000	842,522
Ford Motor Credit Co. LLC, 7.8%, 2012	710,000	628,163
Ford Motor Credit Co. LLC, 12%, 2015	185,000	184,837
Ford Motor Credit Co. LLC, 8%, 2016	240,000	201,486
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	220,000	202,179
General Motors Acceptance Corp., 8.375%, 2033	738,000	505,530
Goodyear Tire & Rubber Co., 8.625%, 2011	107,000	112,885
Goodyear Tire & Rubber Co., 9%, 2015	244,000	261,690

		$3,683,867
Broadcasting - 7.5%
Allbritton Communications Co., 7.75%, 2012	$470,000	$471,175
CanWest MediaWorks LP, 9.25%, 2015 (n)	380,000	332,500
DIRECTV Holdings LLC, 7.625%, 2016 (z)	390,000	388,538
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	460,000	460,000
ION Media Networks, Inc., FRN, 8.963%, 2013 (n)	230,000	144,900
Lamar Media Corp., 6.625%, 2015	830,000	782,275
Lamar Media Corp., “C”, 6.625%, 2015	295,000	278,038
LBI Media, Inc., 8.5%, 2017 (n)	210,000	170,100
LIN TV Corp., 6.5%, 2013	460,000	436,425
Local TV Finance LLC, 9.25%, 2015 (n)(p)	410,000	330,050
Newport Television LLC, 13%, 2017 (z)(p)	345,000	312,225
Nexstar Broadcasting Group, Inc., 7%, 2014	385,000	340,725
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,120,000	845,600

		$5,292,551
Brokerage & Asset Managers - 0.8%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$605,000	$568,700

Building - 2.0%
Associated Materials, Inc., 9.75%, 2012	$105,000	$104,475
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	270,000	184,275
Building Materials Corp. of America, 7.75%, 2014	370,000	318,200
Nortek Holdings, Inc., 10%, 2013 (z)	210,000	208,688
Nortek Holdings, Inc., 8.5%, 2014	340,000	238,000
Ply Gem Industries, Inc., 9%, 2012	550,000	378,125

		$1,431,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - 1.2%
SunGard Data Systems, Inc., 9.125%, 2013		$275,000	$283,250
SunGard Data Systems, Inc., 10.25%, 2015		532,000	553,280

			$836,530
Cable TV - 5.7%
Cablevision Systems Corp., 8%, 2012		$325,000	$316,063
CCH I Holdings LLC, 11%, 2015		675,000	573,750
CCH II Holdings LLC, 10.25%, 2010		560,000	557,200
CCO Holdings LLC, 8.75%, 2013		1,020,000	969,000
CSC Holdings, Inc., 7.625%, 2011		585,000	585,000
Mediacom LLC, 9.5%, 2013		485,000	463,175
NTL Cable PLC, 9.125%, 2016		100,000	98,000
Virgin Media Finance PLC, 8.75%, 2014		180,000	176,850
Virgin Media Finance PLC, 8.75%, 2014	EUR	160,000	237,696

			$3,976,734
Chemicals - 5.0%
Chemtura Corp., 6.875%, 2016		$400,000	$372,000
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	312,287
Huntsman International LLC, 7.875%, 2014		$370,000	395,900
Innophos, Inc., 8.875%, 2014		735,000	749,700
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014		340,000	312,800
Momentive Performance Materials, Inc., 11.5%, 2016		540,000	457,650
Nalco Co., 7.75%, 2011		330,000	336,600
Nalco Co., 8.875%, 2013		535,000	563,088

			$3,500,025
Computer Software - 1.0%
First Data Corp., 9.875%, 2015 (n)		$750,000	$678,750

Consumer Goods & Services - 3.1%
Corrections Corp. of America, 6.25%, 2013		$175,000	$172,375
GEO Group, Inc., 8.25%, 2013		435,000	445,875
Jarden Corp., 7.5%, 2017		250,000	223,125
KAR Holdings, Inc., 10%, 2015		375,000	341,250
Service Corp. International, 7.375%, 2014		50,000	50,250
Service Corp. International, 6.75%, 2016		205,000	195,263
Service Corp. International, 7%, 2017		785,000	761,450

			$2,189,588
Containers - 2.6%
Crown Americas LLC, 7.625%, 2013		$215,000	$221,450
Crown Americas LLC, 7.75%, 2015		530,000	556,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Graham Packaging Co. LP, 9.875%, 2014	$400,000	$372,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013	650,000	672,750

		$1,822,700
Defense Electronics - 0.7%
L-3 Communications Corp., 5.875%, 2015	$200,000	$189,500
L-3 Communications Corp., 6.375%, 2015	310,000	298,763

		$488,263
Electronics - 1.0%
Flextronics International Ltd., 6.25%, 2014	$345,000	$329,475
Spansion LLC, 11.25%, 2016 (n)	615,000	381,300

		$710,775
Energy - Independent - 6.2%
Chaparral Energy, Inc., 8.875%, 2017	$230,000	$204,125
Chesapeake Energy Corp., 7%, 2014	195,000	194,269
Chesapeake Energy Corp., 6.375%, 2015	200,000	191,500
Forest Oil Corp., 7.25%, 2019 (z)	170,000	167,025
Hilcorp Energy I LP, 9%, 2016 (n)	255,000	264,563
Mariner Energy, Inc., 8%, 2017	510,000	493,425
Newfield Exploration Co., 6.625%, 2014	365,000	354,050
OPTI Canada, Inc., 8.25%, 2014	605,000	623,150
Plains Exploration & Production Co., 7%, 2017	580,000	558,250
Plains Exploration & Production Co., 7.625%, 2018	130,000	130,650
Quicksilver Resources, Inc., 7.125%, 2016	400,000	390,000
Sandridge Energy, Inc., 8%, 2018 (z)	455,000	460,688
Southwestern Energy Co., 7.5%, 2018 (n)	360,000	363,709

		$4,395,404
Entertainment - 0.3%
Marquee Holdings, Inc., 9.505%, 2014	$300,000	$241,500

Financial Institutions - 1.9%
General Motors Acceptance Corp., 6.875%, 2011	$1,560,000	$1,315,222
Residential Capital LLC, 8.5%, 2012	40,000	20,000

		$1,335,222
Food & Beverages - 2.4%
ARAMARK Corp., 8.5%, 2015	$735,000	$752,456
B&G Foods, Inc., 8%, 2011	325,000	323,375
Dean Foods Co., 7%, 2016	300,000	279,750
Del Monte Corp., 6.75%, 2015	335,000	324,113

		$1,679,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 2.9%
Abitibi-Consolidated, Inc., 8.375%, 2015		$380,000	$166,250
Bowater, Inc., 6.5%, 2013		500,000	315,000
Catalyst Paper Corp., 8.625%, 2011		300,000	259,500
Georgia-Pacific Corp., 7.125%, 2017 (z)		190,000	187,625
Georgia-Pacific Corp., 8%, 2024		425,000	410,125
Graphic Packaging International Corp., 9.5%, 2013		170,000	171,275
Millar Western Forest Products Ltd., 7.75%, 2013		375,000	251,250
NewPage Holding Corp., 10%, 2012		195,000	207,675
Smurfit-Stone Container Corp., 8%, 2017		105,000	90,563

			$2,059,263
Gaming & Lodging - 9.3%
Circus & Eldorado Joint Venture, 10.125%, 2012		$300,000	$300,375
Firekeepers Development Authority, 13.875%, 2015 (z)		535,000	536,338
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		900,000	654,750
Galaxy Entertainment Finance Co. Ltd., 9.875%, 2012 (n)		350,000	353,500
Harrah’s Operating Co., Inc., 5.375%, 2013		175,000	113,750
Harrah’s Operating Co., Inc., 5.625%, 2015		570,000	330,600
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		860,000	746,050
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		450,000	355,500
Jacobs Entertainment, Inc., 9.75%, 2014		365,000	286,525
MGM Mirage, 8.375%, 2011		85,000	84,256
MGM Mirage, 5.875%, 2014		180,000	153,900
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		710,000	585,750
Station Casinos, Inc., 6%, 2012		140,000	117,600
Station Casinos, Inc., 6.5%, 2014		150,000	94,500
Station Casinos, Inc., 6.875%, 2016		715,000	435,256
Station Casinos, Inc., 6.625%, 2018		875,000	511,875
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		1,065,000	721,538
Wynn Las Vegas LLC, 6.625%, 2014		180,000	173,700

			$6,555,763
General Merchandise - 0.2%
Buhrmann U.S., Inc., 7.875%, 2015		$140,000	$132,475

Industrial - 2.3%
Blount, Inc., 8.875%, 2012		$335,000	$340,025
JohnsonDiversey Holdings, Inc., 10.67%, 2013		450,000	450,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	100,000	152,449
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$675,000	688,500

			$1,630,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.8%
USI Holdings Corp., 9.75%, 2015 (n)	$655,000	$530,550

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014	$400,000	$404,000

Major Banks - 0.7%
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	$470,000	$467,918

Medical & Health Technology & Services - 10.3%
Community Health Systems, Inc., 8.875%, 2015	$1,050,000	$1,082,813
Cooper Cos., Inc., 7.125%, 2015	310,000	296,825
DaVita, Inc., 7.25%, 2015	1,030,000	1,006,825
HCA, Inc., 6.375%, 2015	520,000	452,400
HCA, Inc., 9.25%, 2016	1,095,000	1,156,594
HCA, Inc., 9.625%, 2016	530,000	559,150
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	310,000	332,475
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	640,000	678,400
Psychiatric Solutions, Inc., 7.75%, 2015	235,000	240,875
U.S. Oncology, Inc., 7.949%, 2012 (p)	279,000	227,385
U.S. Oncology, Inc., 10.75%, 2014	300,000	302,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)	400,000	404,000
VWR Funding, Inc., 10.25%, 2015 (p)	525,000	490,875

		$7,230,867
Metals & Mining - 5.3%
Arch Western Finance LLC, 6.75%, 2013	$255,000	$251,813
FMG Finance Ltd., 10.625%, 2016 (n)	670,000	777,200
Foundation PA Coal Co., 7.25%, 2014	110,000	112,750
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,230,000	1,322,250
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	555,000	554,945
Peabody Energy Corp., 7.375%, 2016	480,000	490,800
PNA Group, Inc., 10.75%, 2016	250,000	237,500

		$3,747,258
Municipals - 1.8%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011	$575,000	$603,986
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	315,000	301,212
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	420,000	362,796

		$1,267,994
Market Index Securities - 2.7%
Dow Jones CDX High Yield Index, 7.625%, 2012 (z)	$1,980,000	$1,898,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Distribution - 1.1%
AmeriGas Partners LP, 7.125%, 2016		$335,000	$324,950
Inergy LP, 6.875%, 2014		450,000	434,250

			$759,200
Natural Gas - Pipeline - 3.7%
Atlas Pipeline Partners LP, 8.125%, 2015		$270,000	$278,775
Colorado Interstate Gas Co., 6.8%, 2015		130,000	134,223
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		220,000	226,310
El Paso Corp., 6.875%, 2014		325,000	326,131
El Paso Corp., 7.25%, 2018		295,000	296,106
Williams Cos., Inc., 6.375%, 2010 (n)		935,000	958,375
Williams Cos., Inc., 8.125%, 2012		140,000	151,900
Williams Cos., Inc., 7.75%, 2031		215,000	228,975

			$2,600,795
Network & Telecom - 5.4%
Cincinnati Bell, Inc., 8.375%, 2014		$460,000	$457,700
Cincinnati Bell, Inc., 7%, 2015		395,000	381,175
Citizens Communications Co., 7.875%, 2027		325,000	292,500
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	356,543
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	215,438
Qwest Capital Funding, Inc., 7.25%, 2011		520,000	508,300
Qwest Communications International, Inc. “B”, 7.5%, 2014		250,000	245,000
Qwest Corp., 8.875%, 2012		515,000	539,463
Qwest Corp., 7.5%, 2014		145,000	144,275
Windstream Corp., 8.625%, 2016		650,000	671,938

			$3,812,332
Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016		$345,000	$339,825
Seitel, Inc., 9.75%, 2014		220,000	199,100

			$538,925
Pharmaceuticals - 0.3%
Rotavax LLC, 7.963%, 2014 (z)		$248,683	$232,519

Pollution Control - 0.5%
Allied Waste North America, Inc., 7.875%, 2013		$340,000	$347,650

Printing & Publishing - 5.7%
American Media Operations, Inc., 10.25%, 2009		$15,926	$13,378
American Media Operations, Inc., “B”, 10.25%, 2009		438,000	367,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Printing & Publishing - continued
Dex Media West LLC, 9.875%, 2013		$978,000	$942,548
Dex Media, Inc., 0% to 2008, 9% to 2013		250,000	193,750
Idearc, Inc., 8%, 2016		1,221,000	873,015
Morris Publishing, 7%, 2013		310,000	197,625
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	155,000	156,727
Nielsen Finance LLC, 10%, 2014		$510,000	525,938
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		255,000	184,875
Quebecor World, Inc., 6.125%, 2013 (d)		240,000	118,800
R.H. Donnelley Corp., 8.875%, 2016		660,000	452,100

			$4,026,676
Railroad & Shipping - 1.0%
American Railcar Industries, Inc., 7.5%, 2014		$260,000	$243,100
TFM S.A. de C.V., 9.375%, 2012		410,000	428,450

			$671,550
Retailers - 0.7%
Couche-Tard, Inc., 7.5%, 2013		$170,000	$172,125
General Nutrition Centers, Inc., 7.199%, 2014 (p)		205,000	179,375
Sally Holdings LLC, 10.5%, 2016		125,000	121,875

			$473,375
Specialty Chemicals - 0.4%
INVISTA, 9.25%, 2012 (n)		$285,000	$294,975

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013		$295,000	$264,025

Steel - 0.3%
Evraz Group S.A., 8.875%, 2013 (z)		$200,000	$204,000

Telecommunications - Wireless - 3.8%
Alltel Corp., 7%, 2012		$504,000	$441,000
MetroPCS Wireless, Inc., 9.25%, 2014		645,000	620,006
Rural Cellular Corp., 6.075%, 2013		355,000	358,550
Rural Cellular Corp., FRN, 8.622%, 2012		320,000	325,600
U.S. Unwired, Inc., 10%, 2012		500,000	486,250
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		415,000	444,050

			$2,675,456
Telephone Services - 0.4%
Embarq Corp., 7.082%, 2016		$160,000	$155,594
Embarq Corp., 7.995%, 2036		160,000	154,772

			$310,366

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Tobacco - 0.9%
Alliance One International, Inc., 8.5%, 2012		$295,000	$280,250
Reynolds American, Inc., 7.625%, 2016		345,000	360,231

			$640,481
Transportation - Services - 1.6%
Eurocar Groupe S.A., FRN, 7.84%, 2013 (z)	EUR	300,000	$394,344
Hertz Corp., 8.875%, 2014		$535,000	532,325
Quality Distribution, Inc., 9%, 2010		265,000	185,500

			$1,112,169
Utilities - Electric Power - 8.1%
AES Corp., 9.375%, 2010		$300,000	$318,000
AES Corp., 7.75%, 2014		495,000	495,000
Dynegy Holdings, Inc., 7.5%, 2015		130,000	122,850
Dynegy Holdings, Inc., 7.125%, 2018		540,000	498,150
Edison Mission Energy, 7%, 2017		530,000	518,075
Mirant North America LLC, 7.375%, 2013		435,000	438,263
NRG Energy, Inc., 7.25%, 2014		225,000	220,500
NRG Energy, Inc., 7.375%, 2016		1,215,000	1,184,614
NRG Energy, Inc., 7.375%, 2017		245,000	239,488
Reliant Energy, Inc., 6.75%, 2014		110,000	112,475
Reliant Energy, Inc., 7.875%, 2017		485,000	487,425
Sierra Pacific Resources, 8.625%, 2014		155,000	162,145
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)		880,000	898,700

			$5,695,685
Total Bonds (Identified Cost, $94,128,435)			$91,139,386

Floating Rate Loans - 7.6% (g)(r)
Aerospace - 0.7%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.69%, 2014		$27,154	$25,419
Hawker Beechcraft Acquisition Co., Term Loan, 4.69%, 2014		465,962	436,185

			$461,604
Automotive - 1.1%
Federal-Mogul Corp., Term Loan B, 4.49%, 2015		$273,123	$233,520
Ford Motor Co., Term Loan B, 5.8%, 2013		501,525	432,043
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011		309,983	125,543

			$791,106
Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 5.23%, 2012		$311,017	$278,360
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012		110,258	98,681

			$377,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Computer Software - 0.5%
First Data Corp., Term Loan B-1, 5.16%, 2014	$375,157	$347,745

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$97,621	$96,889

Gaming & Lodging - 0.7%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	$525,000	$344,531
Harrah’s Entertainment, Inc., Term Loan B-2, 5.91%, 2015	166,172	155,137

		$499,668
Medical & Health Technology & Services - 0.7%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$13,640	$12,859
Community Health Systems, Inc., Term Loan B, 4.83%, 2014	266,584	251,306
HCA, Inc., Term Loan B, 4.94%, 2013	242,568	228,107

		$492,272
Printing & Publishing - 0.5%
Idearc, Inc., Term Loan B, 2014 (o)	$33,336	$27,694
Tribune Co., Term Loan B, 2014 (o)	412,981	305,262

		$332,956
Specialty Stores - 0.5%
Michaels Stores, Inc., Term Loan B, 5.18%, 2013	$365,957	$318,017

Telecommunications - Wireless - 1.3%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	$250,000	$231,736
Wind Acquisition Holdings Syndicated Loan, 9.98%, 2011	687,813	668,898

		$900,634
Utilities - Electric Power - 1.0%
Calpine Corp., DIP Term Loan, 5.57%, 2009	$291,087	$281,536
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	476,061	447,378

		$728,914
Total Floating Rate Loans (Identified Cost, $5,424,022)		$5,346,846

Common Stocks - 2.1%
Cable TV - 0.8%
Cablevision Systems Corp., “A” (a)	4,000	$108,440
Comcast Corp., “A”	16,000	360,000
Time Warner Cable, Inc.	3,900	116,610

		$585,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	3,100	$24,800

Electronics - 0.1%
Intel Corp.	3,200	$74,176

Energy - Integrated - 0.1%
Chevron Corp.	900	$89,235

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	4,100	$49,774

Gaming & Lodging - 0.2%
MGM Mirage (a)	1,200	$59,052
Pinnacle Entertainment, Inc. (a)	3,500	48,545

		$107,597
Major Banks - 0.2%
Bank of America Corp.	2,300	$78,223
JPMorgan Chase & Co.	800	34,400

		$112,623
Telephone Services - 0.2%
Windstream Corp.	10,900	$145,406

Trucking - 0.0%
Quality Distribution, Inc. (a)(z)	2,687	$9,405

Utilities - Electric Power - 0.4%
Reliant Energy, Inc. (a)	10,300	$263,268
Total Common Stocks (Identified Cost, $1,594,726)		$1,461,334

Preferred Stocks - 0.8%
Brokerage & Asset Managers - 0.8%
Merrill Lynch Co., Inc., 8.625% (Identified Cost, $550,000) (a)	$22,000	$547,140

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price		First Exercise	Shares/Par	Value ($)

Warrants - 0.0%
Cable TV - 0.0%
XM Satellite Radio Holdings, Inc. (8.77 shares for 1 warrant) (a)(z)		$45.24	9/16/00	600	$900
Telephone Services - 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	350	$0
Total Warrants (Identified Cost, $70,525)					$900
Total Investments (Identified Cost, $101,767,708)					$98,495,606

Other Assets, Less Liabilities - (40.0)%					(28,130,095)
Net Assets - 100.0%					$70,365,511

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,957,362, representing 19.8% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	$390,000	$388,538
Dow Jones CDX High Yield Index, 7.625%, 2012	5/07/07	1,968,863	1,898,325
Eurocar Groupe S.A., FRN, 7.84%, 2013	3/28/08-3/31/08	347,769	394,344
Evraz Group S.A., 8.875%, 2013	4/28/08	203,000	204,000
Firekeepers Development Authority, 13.875%, 2015	4/22/08	518,600	536,338
Forest Oil Corp., 7.25%, 2019	5/19/08	170,425	167,025
Georgia-Pacific Corp., 7.125%, 2017	4/22/08-4/23/08	190,263	187,625
Jazztel PLC (Warrants)	11/29/00	602	—
Newport Television LLC, 13%, 2017	5/05/08	301,500	312,225
Nortek Holdings, Inc., 10%, 2013	5/13/08	207,810	208,688
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	215,438
Quality Distribution, Inc.	12/28/06	—	9,405
Rotavax LLC, 7.963%, 2014	6/06/06-2/06/07	248,695	232,519
Sandridge Energy, Inc., 8%, 2018	5/15/08	455,000	460,688
XM Satellite Radio Holdings, Inc. (Warrants)	3/29/00-7/11/00	69,923	900
Total Restricted Securities			$5,216,058
% of Net Assets			7.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/08

Forward Foreign Currency Exchange Contracts at 5/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	129,501	6/30/08	$199,201	$201,171	$1,970

Depreciation
SELL	EUR	1,175,315	6/30/08	$1,806,985	$1,825,768	$(18,783)

At May 31, 2008, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $101,767,708)	$98,495,606
Receivable for forward foreign currency exchange contracts	1,970
Receivable for investments sold	1,971,277
Interest and dividends receivable	1,988,195
Receivable from investment adviser	33,895
Other assets	30,235
Total assets		$102,521,178
Liabilities
Notes payable	$30,000,000
Payable to custodian	379,481
Distributions payable	39,992
Payable for forward foreign currency exchange contracts	18,783
Payable for investments purchased	1,467,761
Payable to affiliates
Management fee	56,282
Transfer agent and dividend disbursing costs	1,111
Administrative services fee	164
Payable for independent trustees’ compensation	14,617
Accrued interest expense	175,291
Accrued expenses and other liabilities	2,185
Total liabilities		$32,155,667
Net assets		$70,365,511
Net assets consist of
Paid-in capital	$131,134,078
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,288,939)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(57,662,538)
Undistributed net investment income	182,910
Net assets		$70,365,511
Shares of beneficial interest outstanding		21,003,496
Net asset value per share (net assets of $70,365,511/21,003,496 shares of beneficial interest outstanding)		$3.35

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,335,823
Dividends	13,666
Total investment income		$4,349,489
Expenses
Management fee	$354,086
Transfer agent and dividend disbursing costs	7,385
Administrative services fee	9,954
Independent trustees’ compensation	5,890
Stock exchange fee	9,415
Custodian fee	9,593
Interest expense	678,189
Shareholder communications	9,000
Auditing fees	32,861
Legal fees	26,061
Miscellaneous	6,861
Total expenses		$1,149,295
Fees paid indirectly	(6,780)
Reduction of expenses by investment adviser	(124,379)
Net expenses		$1,018,136
Net investment income		$3,331,353
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,910,328)
Futures contracts	5,561
Foreign currency transactions	(132,177)
Net realized gain (loss) on investments and foreign currency transactions		$(2,036,944)
Change in unrealized appreciation (depreciation)
Investments	$(165,828)
Translation of assets and liabilities in foreign currencies	58,137
Net unrealized gain (loss) on investments and foreign currency translation		$(107,691)
Net realized and unrealized gain (loss) on investments and foreign currency		$(2,144,635)
Change in net assets from operations		$1,186,718

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08 (unaudited)	Year ended 11/30/07
Change in net assets
From operations
Net investment income	$3,331,353	$6,115,503
Net realized gain (loss) on investments and foreign currency transactions	(2,036,944)	574,797
Net unrealized gain (loss) on investments and foreign currency translation	(107,691)	(4,493,295)
Change in net assets from operations	$1,186,718	$2,197,005
Distributions declared to shareholders
From net investment income	$(3,654,608)	$(5,796,965)
Total change in net assets	$(2,467,890)	$(3,599,960)
Net assets
At beginning of period	72,833,401	76,433,361
At end of period (including undistributed net investment income of $182,910 and $506,165, respectively)	$70,365,511	$72,833,401

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/08 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$1,186,718
Adjustments to reconcile increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(45,788,610)
Proceeds from disposition of investment securities	41,841,000
Purchases of short-term investments, net	3,239,000
Decrease in payable for foreign currency contracts	(58,168)
Decrease in dividends and interest receivable	146,825
Increase in other assets	(10,472)
Decrease in receivable for investments sold	127,156
Decrease in payable for investments purchased	(560,541)
Increase in notes payable	1,500,000
Increase in payable to custodian	379,481
Decrease in accrued expenses and other liabilities	(53,494)
Net amortization/accretion of income	(263,668)
Increase in receivable from investment adviser	(23,019)
Unrealized appreciation (depreciation) on investments	165,828
Realized gain (loss) on investments	1,910,328
Net cash provided by operating activities	$3,738,364
Cash flows from financing activities:
Decrease in interest payable	(82,272)
Distributions paid in cash	(3,656,933)
Net cash used by financing activities	$(3,739,205)
Net decrease in cash	$(841)
Cash:
Beginning of period	$841
End of period	$—

Supplementary disclosure of cash flow information: cash paid during the period for interest $760,461.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)	Years ended 11/30				One month ended 11/30/03 (c)		Year ended 10/31/03
		2007	2006	2005	2004
Net asset value, beginning of period	$3.47	$3.64	$3.60	$3.87	$3.57	$3.51		$2.79
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.29	$0.29	$0.33	$0.34	$0.02		$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)	(0.18)	0.09	(0.28)	0.26	0.07		0.75
Total from investment operations	$0.05	$0.11	$0.38	$0.05	$0.60	$0.09		$1.04
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.28)	$(0.34)	$(0.32)	$(0.30)	$(0.03)		$(0.30)
From tax return of capital	—	—	—	—	—	—		(0.02)
Total distributions declared to shareholders	$(0.17)	$(0.28)	$(0.34)	$(0.32)	$(0.30)	$(0.03)		$(0.32)
Net asset value, end of period	$3.35	$3.47	$3.64	$3.60	$3.87	$3.57		$3.51
Per share market value, end of period	$3.14	$2.97	$3.46	$3.15	$3.51	$3.50		$3.65
Total return at market value (%)	11.76 (n)	(6.95)	21.22	(1.63)	9.24	(3.40	)(n)	44.56
Total return at net asset value (%) (t)	2.05 (n)	3.34	11.60	1.96	18.09	2.46	(n)	39.02

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30				One month ended 11/30/03 (c)		Year ended 10/31/03
			2007	2006	2005	2004
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.32	(a)	3.35	3.33	2.81	2.66	3.01	(a)	3.35
Expenses after expense reductions (f)	2.96	(a)	3.24	3.12	2.79	N/A	N/A		N/A
Expenses after expense reductions and excluding interest expense (f)	1.00	(a)	1.04	1.04	1.37	1.48	1.63	(a)	1.35
Net investment income	9.63	(a)	7.97	8.24	8.79	9.25	7.82	(a)	9.18
Portfolio turnover	40		90	54	66	80	7		64
Net assets at end of period (000 Omitted)	$70,366		$72,833	$76,433	$75,662	$81,229	$74,952		$73,623

(a)	Annualized.
(c)	The fund changed its fiscal year end from October 31 to November 30.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(n)	Not annualized.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of

Notes to Financial Statements (unaudited) – continued

bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,008,474	$96,487,132	$—	$98,495,606
Other Financial Instruments	$—	$(16,813)	$—	$(16,813)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/07	$679,650	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(75,664)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(603,986)	—
Balance as of 5/31/08	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and forward foreign currency exchange contracts.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of

Notes to Financial Statements (unaudited) – continued

the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At May 31, 2008, the portfolio had unfunded loan commitments of $13,640, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All

Notes to Financial Statements (unaudited) – continued

premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or

Notes to Financial Statements (unaudited) – continued

expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

11/30/07
Ordinary income (including any short-term capital gains)	$5,796,965

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$101,679,185
Gross appreciation	1,714,044
Gross depreciation	(4,897,623)
Net unrealized appreciation (depreciation)	$(3,183,579)

As of 11/30/07
Undistributed ordinary income	$473,501
Capital loss carryforwards	(55,199,971)
Post-October capital loss deferral	(355,950)
Other temporary differences	(42,310)
Net unrealized appreciation (depreciation)	$(3,175,947)

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/08	$(22,694,029)
11/30/09	(23,203,433)
11/30/10	(6,431,055)
11/30/13	(796,437)
11/30/14	(2,075,017)
$(55,199,971)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s net leverage income; provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 1.02% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest expense related to the fund’s investing activities, and certain other fees and expenses, such that operating expenses do not exceed 1.00% annually of the fund’s average daily net assets. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended May 31, 2008, this reduction amounted to $124,209 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2008, these fees paid to MFSC amounted to $3,461. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2008, the fund did not incur any of these costs.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0288% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $14,617 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $301 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $170, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $41,553,966 and $37,644,531, respectively.

(5)	Loan Agreement

At May 31, 2008, the fund had term loans and a revolving loan outstanding with State Street, totaling $30,000,000. The term loans are comprised of a $10,000,000 loan which bears interest at 3.77% per annum, due January 16, 2009 and a $10,000,000 loan which bears interest at 3.68% per annum, due January 18, 2011. The revolving loan is a $10,000,000 floating rate loan maturing on January 16, 2009. Borrowings under these agreements can be made for liquidity

Notes to Financial Statements (unaudited) – continued

or leverage purposes. Interest is charged at a rate per annum equal to the Federal Funds Rate plus 0.45%. The interest rate at May 31, 2008 was 2.70%. For the year ended May 31, 2008, the average daily loan balance was $30,000,000 at a weighted average interest rate of 2.26%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity. As of May 31, 2008, the fund’s loan agreement asset coverage was $3,346 per $1,000 of indebtedness, calculated by subtracting the fund’s total liabilities plus loans outstanding from the fund’s total assets and dividing the amount by the amount of loans outstanding.

(6)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2008 and the year ended November 30, 2007, the fund did not repurchase any shares.

(7)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus 0.30%. The fund had no significant borrowings during the period under these arrangements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Intermediate High Income Fund

We have reviewed the accompanying statement of assets and liabilities of the MFS Intermediate High Income Fund (the Fund), including the portfolio of investments, as of May 31, 2008, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended May 31, 2008. These interim financial statements are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2007, and its financial highlights for the year then ended, and in our report dated January 16, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the four years in the period then ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of May 31, 2008, our records indicate that there are 570 registered shareholders and approximately 6,178 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/1/07 – 12/31/07	0	N/A	0	0
1/1/08 – 1/31/08	0	N/A	0	0
2/1/08 – 2/29/08	0	N/A	0	0
3/1/08 – 3/31/08	0	N/A	0	2,100,350
4/1/08 – 4/30/08	0	N/A	0	2,100,350
5/1/08 – 5/31/08	0	N/A	0	2,100,350
Total	0		0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 2,100,350.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 18, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2008

*	Print name and title of each signing officer under his or her signature.